SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
SHARE CAPITAL [abstract]
Disclosure of share capital
27.	SHARE CAPITAL

	Number of shares	Issued share capital equivalent of RMB million

Issued and fully paid:
Ordinary shares with no par value as at January 1, 2017, as at December 31, 2017 and as at December 31, 2018	44,647,455,984	43,081

Share option schemes

The Company has adopted the share option schemes for the grant of options to the Company's directors, senior management and other eligible grantees.

(1)	Pre-Global Offering Share Option Scheme (expired in 2011);

(2)	2001 Share Option Scheme (expired in 2011);

(3)	2002 Share Option Scheme (expired in 2015); and

(4)	2005 Share Option Scheme (as defined below).

Under these share option schemes, the Remuneration Committee of the Board will from time to time propose for the Board's approval the grant of share options and the number of share options to be granted to the relevant grantees. The maximum aggregate number of shares (including those that could be subscribed for under the Pre-Global Offering Share Option Scheme, the 2001 Share Option Scheme, the 2002 Share Option Scheme and the 2005 Share Option Scheme) which may be issued upon exercise of all options granted shall not exceed 10% of the total issued share capital of the Company as at December 31, 2005, being the date on which the shareholders of the Company approved the 2005 Share Option Scheme, excluding shares under options which have lapsed.

2005 Share Option Scheme

On December 31, 2005, the Company adopted a new share option scheme (the "2005 Share Option Scheme"). Under the 2005 Share Option Scheme, the Board has the authority to grant options to subscribe for shares to the directors, officers and employees of the Group, and any other persons who in the sole discretion of the Board, have contributed or will contribute to the Group. Unless approved by the shareholders, the total number of shares issued and to be issued upon exercise of the options granted to each individual (including exercised and unexercised options) under the 2005 Share Option Scheme or any other share option scheme adopted by the Company, in any 12-month period, must not exceed 1% of the shares in issue of the Company.

According to the 2005 Share Option Scheme, the consideration payable by a grantee for the grant of options will be HK$1.00. The exercise price for such options will be determined by the Board at its discretion at the date of grant, except that such price shall be at least the higher of:

(1)	the nominal value of a share of the Company on the date of grant;

(2)

the average closing price of the shares as stated in the daily quotation sheets of The Stock Exchange of Hong Kong Limited ("HKSE") for the five trading days immediately preceding the date of grant; and

(3)	the closing price of the shares as stated in the HKSE's daily quotation sheet on the date of grant.

The period within which the options must be exercised, as well as any minimum holding period or performance targets which apply to the options, will be specified by the Board of the Company at the time of grant. The exercise periods for options granted under the 2005 Share Option Scheme shall end not later than 10 years from the date of grant. No options may be granted under the 2005 Share Option Scheme after the date of the 10th anniversary of the adoption of the 2005 Share Option Scheme.

No new share option was granted during the year (2017 and 2016: nil) and the Group recognized an equity-settled share option expense of nil (2017 and 2016: nil) during the year.

The fair value of equity-settled share options granted was estimated as at the date of grant if any, using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the options were granted.

Details of the share options outstanding are as follows:

	2017		2018
	Number of share options	Weighted average exercise price HK$	Number of share options	Weighted average exercise price HK$

Outstanding at the beginning of the year	187,529,000	11.40	129,919,000	12.34
Granted during the year	-	-	-	-
Forfeited during the year	(22,506,000)	12.43	(26,732,000)	11.33
Expired during the year	(35,104,000)	7.29	(35,280,000)	14.83
Exercised during the year	-	-	-	-

Outstanding at the end of the year	129,919,000	12.34	67,907,000	11.44

Exercisable at the end of the year	129,919,000	12.34	67,907,000	11.44

No share options had been cancelled or modified during the years ended December 31, 2016, 2017 or 2018.

At the date of approval of these consolidated financial statements for issuance, the share options outstanding under these share option schemes represented approximately 0.15% of the Company's shares in issue as at that date (2017: 0.29%, 2016: 0.42%). The weighted average remaining contractual life of share options outstanding at the end of the year was 0.93 years (2017: 1.52 years, 2016: 2.11 years). The exercise in full of the outstanding share options would, under the present capital structure of the Company, result in the issue of 67,907,000(2017: 129,919, 000) additional ordinary shares of the Company and additional share capital of RMB680,525,151 (2017: RMB1,339,702,913 ).